Segmental analysis - Reported external net operating income by country/territory (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Disclosure of geographical areas [line items]
Net operating income	[1]	$ 37,292	$ 36,876
UK
Disclosure of geographical areas [line items]
Net operating income		6,247	6,762
Hong Kong
Disclosure of geographical areas [line items]
Net operating income		10,393	10,325
US
Disclosure of geographical areas [line items]
Net operating income		2,146	2,112
France
Disclosure of geographical areas [line items]
Net operating income		1,819	4,107
– other countries/territories
Disclosure of geographical areas [line items]
Net operating income		$ 16,687	$ 13,570

[1]	Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.